Goodwill and Intangible Assets (Estimated Aggregate Amortization Expense in Respect of Intangible Assets) (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Finite-Lived Intangible Assets [Line Items]
2019	¥ 9,288
2020	8,950
2021	8,230
2022	7,697
2023	¥ 7,180